SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jun. 30, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of amortization methods and estimated useful lives of the respective intangible assets

Category	Amortization Method	Estimated Useful Life
Capitalized software development costs	N/A	N/A
Intangible assets arising from business combination
Distribution channel	Accelerated method	10 years
Technology	Straight-line method	10 years
Other	Straight-line method	5 years

Schedule of disaggregation of revenue

	For the Years Ended June 30,
	2022	2021	2020
SaaS/PaaS services:
Real-time engagement services	$14,841,071	$15,344,241	$21,387,895
SMS services	16,429,769	5,959,759	—
Subtotal	31,270,840	21,304,000	21,387,895
Cloud related services
Customized platform development services	10,284,571	—	—
Software license and other cloud related services	1,912,252	2,657,900	1,143,360
Subtotal	12,196,823	2,657,900	1,143,360
AI solution services	25,132,715	17,487,520	838,037
Total revenues	$68,600,378	$41,449,420	$23,369,292

	For the Years Ended June 30,
	2022	2021	2020
Services transferred over time	$27,955,419	$18,217,045	$20,303,971
Services transferred at a point in time	11,956,134	2,387,548	1,050,535
Goods transferred at a point in time	28,688,825	20,844,827	2,014,786
Total revenues	$68,600,378	$41,449,420	$23,369,292

Schedule of currency exchange rates that were used in creating the consolidated financial statements

	As of June 30,
	2022	2021	2020
Year-end spot rate	6.6981	6.4566	7.0651